Research and development expenses: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Research and development expenses:
Research and development expenses	$ 46,061	$ 36,338	$ 27,546
Program funding	(2,767)	(1,675)	(1,333)
Research and development	$ 43,294	$ 34,663	$ 26,213